DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS, Other Operating Expenses (Details) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DETAIL OF SIGNIFICANT STATEMENT OF FINANCIAL POSITION AND STATEMENT OF COMPREHENSIVE INCOME CAPTIONS [Abstract]
Net increase in provisions	[1]	$ (141,385)	$ (95,840)	$ (15,897)
Recovery of insurance		107,543	19,703	0
Acquisition of the Rights of the Arbitration Proceeding (Note 16.a)		0	0	(324,390)
Write off of other receivables		(69,391)	0	0
Others		(1,144)	10,594	4,836
Total		$ (104,377)	$ (65,543)	$ (335,451)

[1]	Includes judicial costs.